Income Taxes - Schedule of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying Statutory Tax Rate (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Effective Tax Rate [Line Items]
Statutory tax rate	30.00%	30.00%	30.00%
Difference tax component between books and tax foreign exchange fluctuations	$ 103	$ (48)	$ 44
Parent [member]
Reconciliation of Effective Tax Rate [Line Items]
Difference tax component between books and tax foreign exchange fluctuations		$ 365
Mexico [member]
Reconciliation of Effective Tax Rate [Line Items]
Statutory tax rate	30.00%	30.00%	30.00%
Colombia [member]
Reconciliation of Effective Tax Rate [Line Items]
Statutory tax rate	35.00%	35.00%	31.00%
Colombia [member] | Bottom of range [member]
Reconciliation of Effective Tax Rate [Line Items]
Statutory tax rate	30.00%	30.00%	30.00%
Colombia [member] | Top of range [member]
Reconciliation of Effective Tax Rate [Line Items]
Statutory tax rate	35.00%	35.00%	35.00%